Share-based payments - Disclosure of reconciliation of BSAs (Details) - Total BSAs	1 Months Ended			3 Months Ended	112 Months Ended
	Feb. 28, 2026 shares	Apr. 30, 2025 shares	Jan. 31, 2025 shares	Mar. 31, 2026 shares	Mar. 31, 2026 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)				253,727
Number of instruments issued (in shares)	23,477	39,370	125,000	23,477	510,191
Number of instruments lapsed (in shares)				0
Number of instruments exercised (in shares)				0
Number of instruments outstanding, ending balance (in shares)				277,204	277,204
Number of instruments exercisable (in shares)				76,830	76,830
Maximum number of shares to be issued if all conditions are met (in shares)				277,204	277,204